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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW MANAGEMENT GROUP, LLC
                 -------------------------------
   Address:      222 N. LASALLE STREET, #2000,
                 -------------------------------
                 CHICAGO, IL 60601
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-4651
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James Creedon
         -------------------------------
Title:   Investment System Manager
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ James Creedon                  Chicago, Illinois     8/13/2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 20
                                        --------------------

Form 13F Information Table Value Total:     $   719,058
                                        --------------------
                                            (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      FORM 13F INFORMATION TABLE

      COLUMN 1           COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
-------------------- ---------------- --------- -------- ----------------------- ------------ ---------- ----------------------
                                                 VALUE    SHRS OR    SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER     TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED NONE
-------------------- ---------------- --------- -------- ---------- ----- ------ ------------ ---------- ---------- ------ ----
AETNA INC NEW        COM              00817Y108    1,953     22,977 SH           SOLE                        22,977
ALLTEL CORP          COM              020039103    2,867     56,632 SH           SOLE                        56,632
BANK ONE CORP        COM              06423A103   16,983    332,992 SH           SOLE                       332,992
BOEING CO            COM              097023105      230      4,506 SH           SOLE                         4,506
CAESARS ENTMT INC    COM              127687101    1,762    117,500 SH           SOLE                       117,500
COMPUTER ASSOC INTL
  INC                COM              204912109      237      8,432 SH           SOLE                         8,432
EMERSON ELEC CO      COM              291011104    1,779     27,995 SH           SOLE                        27,995
FEDERAL NATL MTG
  ASSN               COM              313586109    2,071     29,028 SH           SOLE                        29,028
GENERAL DYNAMICS
  CORP               COM              369550108  545,644 15,565,399 SH           SOLE                    15,565,399
GENERAL ELEC CO      COM              369604103      617     19,052 SH           SOLE                        19,052
HILTON HOTELS CORP   COM              432848109    2,193    117,500 SH           SOLE                       117,500
HOSPIRA INC          COM              441060100      696     25,232 SH           SOLE                        25,232
LABORATORY CORP
  AMER HLDGS         COM NEW          50540R409    1,100     27,718 SH           SOLE                        27,718
MAYTAG CORP          COM              578592107  101,039  4,122,346 SH           SOLE                     4,122,346
MEDIS TECHNOLOGIES
  LTD                COM              58500P107   36,492  2,249,801 SH           SOLE                     2,249,801
PFIZER INC           COM              717081103      431     12,583 SH           SOLE                        12,583
PITNEY BOWES INC     COM              724479100      248      5,600 SH           SOLE                         5,600
PROCTER & GAMBLE CO  COM              742718109      224      4,118 SH           SOLE                         4,118
SUNGARD DATA SYS INC COM              867363103    1,123     43,182 SH           SOLE                        43,182
US BANCORP DEL       COM NEW          902973304    1,369     49,669 SH           SOLE                        49,669

TOTAL                                            719,058 22,842,260                                      22,842,260

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.